Provision for contingencies - Schedule Of Nature And Movement Of The Liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Nature And Amount Of Loss Contingencies [line items]
Non-current provisions, beginning balance	R$ 181,849	R$ 10,150
Additions	47,710	18,650
Reversals	28,861	14,387
Interests	19,477	(6,317)
Payments	(9,799)	(10,180)
Business combination (a)		(171,299)
Non-current provisions, ending balance	210,376	181,849
Civil Provision [Member]
Disclosure Of Nature And Amount Of Loss Contingencies [line items]
Non-current provisions, beginning balance	15,610	9,572
Additions	29,460	12,376
Reversals	13,471	4,773
Interests	2,030	(1,847)
Payments	(8,305)	(9,318)
Business combination (a)		(5,906)
Non-current provisions, ending balance	25,324	15,610
Labor Provision [Member]
Disclosure Of Nature And Amount Of Loss Contingencies [line items]
Non-current provisions, beginning balance	16,383	578
Additions	8,759	6,090
Reversals	1,654	8,249
Interests	1,239	(402)
Payments	(267)	(58)
Business combination (a)		(17,620)
Non-current provisions, ending balance	24,460	16,383
Tax Provision [Member]
Disclosure Of Nature And Amount Of Loss Contingencies [line items]
Non-current provisions, beginning balance	149,856	0
Additions	9,491	184
Reversals	13,736	1,365
Interests	16,208	(4,068)
Payments	(1,227)	(804)
Business combination (a)		(147,773)
Non-current provisions, ending balance	160,592	149,856
Tax Provision [Member] | Linx Sistemas
Disclosure Of Nature And Amount Of Loss Contingencies [line items]
Non-current provisions, beginning balance	82,012
Non-current provisions, ending balance	R$ 92,206	R$ 82,012